CORPORATE INFORMATION	12 Months Ended
Dec. 31, 2019
Corporate Information [Abstract]
CORPORATE INFORMATION [Text Block]

1. Corporate Information

Loncor Resources Inc. (the "Company") is a corporation governed by the Ontario Business Corporations Act. The principal business of the Company is the acquisition and exploration of mineral properties.

These consolidated financial statements as at December 31, 2019 and 2018 and for the years ended December 31, 2019, 2018 and 2017 include the accounts of the Company and of its wholly owned subsidiaries in the Democratic Republic of the Congo (the "Congo"), Loncor Resources Congo SARL, in the U.S., Nevada Bob's Franchising, Inc., and in Canada, Loncor Kilo Inc. Loncor Resources Congo SARL owns 100% of the common shares of Devon Resources SARL and 100% of Navarro Resources SARL.

Loncor Kilo Inc, which changed its name from Kilo Goldmines Inc. on October 16, 2019, owns 71.25% of the outstanding shares of KGL-Somituri SARL, a company registered in the Congo, and 100% of the common shares of Kilo Isiro Atlantic Ltd. (a British Virgin Islands company). Kilo Isiro Atlantic Ltd. owns 49% of the shares of Isiro (Jersey) Limited which in turn owns 100% of the shares of KGL Isiro SARL in the Congo.

The Company is a publicly traded company whose outstanding common shares trade on the Toronto Stock Exchange and on the OTCQB market in the United States. The head office of the Company is located at 1 First Canadian Place, 100 King St. West, Suite 7070, Toronto, Ontario, M5X 1E3, Canada.